Income Tax (Details) - Schedule of Federal Income Tax Rate - Rosecliff Acquisition Corp I [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Owned, Federal Income Tax Note [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Deferred tax liability change in rate	0.00%	0.00%
Change in fair value of warrants	(17.50%)	16.50%
Transaction costs allocated to warrants	0.00%	(4.30%)
Change in valuation allowance	2.00%	(33.20%)
Income tax rate	5.50%	0.00%